UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management, Inc.
Address: 10000 Memorial Drive
         Suite 660
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Chief Financial Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   Nov 10, 1999

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $118,009

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Agnico-Eagle 3.50% '04         Conv Bonds       008474AA6     1321  1914000 SH       SOLE                  1914000
American Freightways           Common Stocks    02629V108     1637    90025 SH       SOLE                    90025
Anadarko Petroleum             Common Stocks    032511107     2917    95450 SH       SOLE                    95450
Avteam, Inc.                   Common Stocks    054527205     1238   180100 SH       SOLE                   180100
Barrett Resources              Common Stocks    068480201     2334    63175 SH       SOLE                    63175
Barrick Gold                   Common Stocks    067901108     4842   222600 SH       SOLE                   222600
Basin Exploration              Common Stocks    070107107     5162   215100 SH       SOLE                   215100
BE Aerospace                   Common Stocks    073302101     1805   151200 SH       SOLE                   151200
Benton Oil & Gas               Common Stocks    083288100      599   222850 SH       SOLE                   222850
Capital Senior Living          Common Stocks    140475104     1356   179350 SH       SOLE                   179350
Carematrix                     Common Stocks    141706101     1614   311050 SH       SOLE                   311050
CEC Entertainment              Common Stocks    125137109     2890    80547 SH       SOLE                    80547
Claire's Stores                Common Stocks    179584107     1241    74900 SH       SOLE                    74900
CNF Transportation             Common Stocks    12612W104      926    24850 SH       SOLE                    24850
Coeur D'Alene 6.375%, '04      Conv Bonds       192108AE8      649  1014000 SH       SOLE                  1014000
Cryolife                       Common Stocks    228903100     2408   192600 SH       SOLE                   192600
Delta & Pine Land Co.          Common Stocks    247357106     2575    99500 SH       SOLE                    99500
Developers Diversified Realty  Common Stocks    251591103      893    63800 SH       SOLE                    63800
DLJ High Yield Bond Fund       Closed-end Funds 23322Y108     2238   277600 SH       SOLE                   277600
Equity Residential Prop Trust  Common Stocks    29476L107     1168    27575 SH       SOLE                    27575
First Industrial Realty Trust  Common Stocks    32054K103      942    38050 SH       SOLE                    38050
GelTex Pharmaceuticals         Common Stocks    368538104     1681   151075 SH       SOLE                   151075
Helen of Troy                  Common Stocks    G4388N106     2201   228700 SH       SOLE                   228700
Horizon Offshore Incorporated  Common Stocks    44043J105      266    33200 SH       SOLE                    33200
ICN Pharmaceuticals            Common Stocks    448924100     1183    68850 SH       SOLE                    68850
Informix                       Common Stocks    456779107     1958   246700 SH       SOLE                   246700
Input/Output                   Common Stocks    457652105      249    37600 SH       SOLE                    37600
J B Hunt Transportation        Common Stocks    445658107     1648   118750 SH       SOLE                   118750
Jones Apparel                  Common Stocks    480074103     1651    57440 SH       SOLE                    57440
Keane                          Common Stocks    486665102     1730    75850 SH       SOLE                    75850
Kennedy-Wilson                 Common Stocks    489399204     1197   128500 SH       SOLE                   128500
Labor Ready                    Common Stocks    505401208     2483   246799 SH       SOLE                   246799
Lone Star Steakhouse           Common Stocks    542307103      401    52100 SH       SOLE                    52100
Managed High Income Portfolio  Closed-end Funds 56166C105     2065   232694 SH       SOLE                   232694
Maxim Pharmaceutical           Common Stocks    57772M107     1242   145100 SH       SOLE                   145100
Mitcham Industries             Common Stocks    606501104     1833   357650 SH       SOLE                   357650
Nautica Enterprises            Common Stocks    639089101     2192   135950 SH       SOLE                   135950
Nuevo Energy                   Common Stocks    670509108     3975   230460 SH       SOLE                   230460
Ocular Sciences                Common Stocks    675744106     2183   112650 SH       SOLE                   112650
OEA                            Common Stocks    670826106      885   116000 SH       SOLE                   116000
Oshkosh B'Gosh "A"             Common Stocks    688222207     1836   115000 SH       SOLE                   115000
Patina Oil & Gas               Common Stocks    703224105     1893   213250 SH       SOLE                   213250
Placer Dome                    Common Stocks    725906101     4127   277425 SH       SOLE                   277425
Plains All Amern Pipeline LP   Common Stocks    726503105     3101   172250 SH       SOLE                   172250
Plains Resources               Common Stocks    726540503     3188   178350 SH       SOLE                   178350
Pogo Producing                 Common Stocks    730448107     4471   215450 SH       SOLE                   215450
Potash Corp Saskatchewan       Common Stocks    73755L107     3048    59050 SH       SOLE                    59050
Progress Software              Common Stocks    743312100     4330   138000 SH       SOLE                   138000
Prudent Bear Fund              Mutual Funds     744294109     1166   258545 SH       SOLE                   258545
Public Storage                 Common Stocks    74460D109     2232    88600 SH       SOLE                    88600
Quanex 6.88% '07               Conv Bonds       747620AC6      994   979500 SH       SOLE                   979500
Remedy Temp                    Common Stocks    759549108     2119   147375 SH       SOLE                   147375
Rhone Poulenc Spon ADR F       Common Stocks    762426609     2757    53800 SH       SOLE                    53800
Rydex Ursa Fund                Mutual Funds     783554405      471    53222 SH       SOLE                    53222
Sprint                         Common Stocks    852061100     2702    49800 SH       SOLE                    49800
St. Jude Medical               Common Stocks    790849103     2279    72350 SH       SOLE                    72350
St. Mary Land & Exploration Co Common Stocks    792228108     1053    40300 SH       SOLE                    40300
Suiza Foods                    Common Stocks    865077101     1943    51825 SH       SOLE                    51825
Tarrant Apparel Group          Common Stocks    876289109     1434   127500 SH       SOLE                   127500
Toys "R" Us                    Common Stocks    892335100      355    23650 SH       SOLE                    23650
Xoma LTD                       Common Stocks    983907106      735   250225 SH       SOLE                   250225